Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details
Current Taxes	$ 220	$ 147,097
Deferred Tax Benefit	50,244
Benefits of Operating Loss Carryforwards	(50,244)	(146,813)
Income Tax	$ 220	$ 284